Related-Party Transactions - Transactions with Key Management Personnel and Their Close Family Members (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Assets:
Loans and advances	¥ 111,891,134	¥ 104,635,815
Liabilities:
Deposits	172,927,810	162,593,492
Others	8,703,413	8,386,774
Key management personnel of entity or parent [member]
Assets:
Loans and advances	44
Liabilities:
Deposits	2,865	3,256
Others	¥ 129	¥ 59